Investment in Forum Energy Limited ("FEL") (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 14, 2020
Statement [Line Items]
Amount	$ 1,835,111	$ 1,835,111		$ 1,835,111
Forum Energy Limited
Statement [Line Items]
Number of shares held	6,117,238	6,117,238	6,117,238
Amount	$ 1,835,111	$ 1,835,111	$ 1,835,111